CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Accounts receivable, trade allowance for doubtful accounts	$ 10,481	$ 13,420	$ 11,677
Prepayment to affiliate included in prepaid expenses and other current assets	142,366	130,425	102,219
Property, plant and equipment, accumulated depreciation	2,983,696	2,599,579	1,039,297
Amortizable intangible assets, accumulated amortization	$ 2,240,390	$ 2,008,573	$ 666,766
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			1,000
Common stock, shares issued (in shares)			100
Common stock, shares outstanding (in shares)			100
Common Class A
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (in shares)	246,982,292	246,982,292
Common stock, shares outstanding (in shares)	246,982,292	246,982,292
Common Class B
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	490,086,674	490,086,674
Common stock, shares outstanding (in shares)	490,086,674	490,086,674
Common Class C
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Customer relationships
Current Assets:
Amortizable intangible assets, accumulated amortization	$ 1,603,142	$ 1,409,021	$ 580,276
Trade names
Current Assets:
Amortizable intangible assets, accumulated amortization	624,276	588,574	83,397
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, accumulated amortization	$ 12,972	$ 10,978	$ 3,093